BUSINESS ACQUISITIONS (Details) - USD ($)					12 Months Ended
	Apr. 01, 2016	Jan. 01, 2016	Oct. 01, 2015	Mar. 26, 2015	Apr. 01, 2016	Dec. 31, 2015	Dec. 31, 2016	Sep. 21, 2016	May 04, 2015	May 01, 2015	Dec. 31, 2014
BUSINESS ACQUISITIONS (Details) [Line Items]
Share Price (in Dollars per share)							$ 3.20	$ 1.20	$ 3.50	$ 3.75	$ 5.02
Accrued stock payable (in Dollars)						$ 1,532,420
Iron Protection Group [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	200,000	200,000	100,000		500,000
Class of Warrant or Right, Outstanding							500,000
Acquisition of IPG with common stock payable and warrants (in Dollars)				$ 1,887,000
Share Price (in Dollars per share)							$ 2.48
Share Price Discount							15.00%
Accrued stock payable (in Dollars)							$ 1,054,000
Chiefton Acquisition [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Share Price (in Dollars per share)							$ 1.02
Share Price Discount							15.00%
Accrued stock payable (in Dollars)						$ 69,400
Common Stock, Capital Shares Reserved for Future Issuance							80,000
IPG $4.50 Warrants [Member] | Iron Protection Group [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding							250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 4.50
IPG $5.00 Warrants [Member] | Iron Protection Group [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding							250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 5.00
Conditional Issuance [Member] | Iron Protection Group [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding							100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 2.48
Class of Warrant or Right, Issuance Threshold, Revenue (in Dollars)						$ 3,000,000